Borrowings	12 Months Ended
Dec. 31, 2020
Disclosure Of Borrowings [Abstract]
Disclosure of borrowings [text block]

Note 27     Borrowings

Amounts in US$ ‘000	2020	2019
Outstanding amounts as of December 31
2024 Notes (a)	428,737	427,812
2027 Notes (b)	352,113	—
Banco Santander (c)	3,736	9,607
	784,586	437,419
Classified as follows:
Current	17,689	17,281
Non-current	766,897	420,138
(a)

On September 21, 2017, the Company successfully placed US$ 425,000,000 Notes which were offered to qualified institutional buyers in accordance with Rule 144A under the United States Securities Act, and outside the United States to non-U.S. persons in accordance with Regulation S under the United States Securities Act.

The Notes carry a coupon of 6.50% per annum. Final maturity of the Notes will be September 21, 2024. The Notes are secured with a guarantee granted by GeoPark Colombia S.L.U. and GeoPark Chile S.p.A. The debt issuance cost for this transaction amounted to US$ 6,683,000 (debt issuance effective rate: 6.90%). The indenture governing the Notes due 2024 includes incurrence test covenants that provide, among other things, that during the two-years period between September 22, 2019 and September 21, 2021, the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.25 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indenture governing the Notes. Incurrence covenants as opposed to maintenance covenants must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company is in compliance of all the indenture’s provisions and covenants.

(b)

On January 17, 2020, the Company successfully placed US$ 350,000,000 Notes, which were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes are fully and unconditionally guaranteed jointly and severally by GeoPark Chile S.p.A. and GeoPark Colombia S.L.U.

The Notes were priced at 99.285% and carry a coupon of 5.50% per annum (yield 5.625% per annum). The debt issuance cost for this transaction amounted to US$ 5,004,000 (debt issuance effective rate: 5.88%). Final maturity of the Notes will be January 17, 2027. The indenture governing the Notes due 2027 includes incurrence test covenants that provides among other things, that, the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.5 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indenture governing the Notes. Incurrence covenants as opposed to maintenance covenants must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company is in compliance of all the indenture’s provisions and covenants.

The net proceeds from the Notes were used by the Company (i) to make an intercompany loan to its wholly owned subsidiary, GeoPark Colombia S.A.S., providing it with sufficient funds to pay the total consideration for the acquisition of Amerisur (see Note 36.1) and to pay any related fees and expenses, and (ii) for general corporate purposes.

(c)

In October 2018, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. executed a loan agreement with Banco Santander for Brazilian Real 77,640,000 (equivalent to US$ 20,000,000 at the moment of the loan execution) to repay an existing US$-denominated intercompany loan to GeoPark Latin America Limited- Agencia en Chile. The interest rate applicable to this loan is CDI plus 2.25% per annum. “CDI” (Interbank certificate of deposit) represents the average rate of all inter-bank overnight transactions in Brazil. The principal and the interest are paid semi-annually, with final maturity in October 2020.

In September 2020, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. executed the refinancing of the outstanding principal with Banco Santander for a total amount of Brazilian Real 19,410,000 (equivalent to US$ 3,441,000 at the moment of the refinancing execution). The interest rate applicable is CDI plus 3.55% per annum. Interests are paid on a monthly basis, and principal will be paid semi-annually in three equal installments in October 2021, April 2022 and October 2022.

As of the date of these Consolidated Financial Statements, the Group has available credit lines for US$ 125,608,000.